SHARE-BASED PAYMENT PLANS (Tables)	12 Months Ended
Jun. 30, 2019
Share Based Payment Plans [Line Items]
Disclosure Of Detailed Information About Share Based Compensation Expense Explanatory
The expense recognized for employee services received during the year is shown in the table below:

	2019		2018		2017
Expenses arising from equity-settled share-based payment transactions	A$	2,688,817	A$	1,835,157	A$	1,587,243

Total expense arising from share-based payment transactions	A$	2,688,817	A$	1,835,157	A$	1,587,243

Disclosure of number and weighted average exercise prices of share options
The following table illustrates the number (No) and weighted average exercise price (WAEP) of, and movements in, share options issued during the year:

	2019 No	2019 WAEP		2018 No	2018 WAEP		2017 No	2017 WAEP
Outstanding at the beginning of the year	29,131,664	A$	0.08	24,797,286	A$	0.09	11,147,289	A$	0.14
Expired during the year	—		—	(3,937,289)		0.13	(4,710,000)		0.14
Forfeited during the year	—		—	(838,333)		0.08	(2,500,000)		0.15
Granted during the year	89,251,668		0.13	9,110,000		0.06	20,859,997		0.08
Exercised during the year	(6,860,000)		(0.07)	—		—	—		—

Outstanding at the end of the year	111,523,332	A$	0.121	29,131,664	A$	0.078	24,797,286	A$	0.084

As at the reporting date, there were 111,523,332 unissued ordinary shares under options represented by:
16,160,415 exercisable at A$0.085 expiring May 18, 2027 issued to employees on May 18, 2017.
1,072,916 exercisable at A$0.082 expiring May 26, 2027 issued to an employee on May 26, 2017.
1,038,333 exercisable at A$0.080 expiring June 27, 2027 issued to employees on June 27, 2017.
4,000,000 exercisable at A$0.063 expiring September 6, 2027 issued to an employee on September 6, 2017.
9,000,000 exercisable at A$0.057 expiring April 16, 2028 issued to employees on April 16, 2018.
3,000,000 exercisable at A$0.057 expiring April 18, 2028 issued to employees on April 18, 2018.
2,000,000 exercisable at A$0.056 expiring June 12, 2028 issued to an employee on June 12, 2018.
700,000 exercisable at A$0.057 expiring June 14, 2028 issued to employees on June 14, 2018.
3,000,000 exercisable at A$0.059 expiring June 25, 2028 issued to an employee on June 25, 2018.
14,430,000 exercisable at A$0.089 expiring November 1, 2028 issued to employees on November 1, 2018.
18,881,250 exercisable at A$0.082 expiring November 30, 2028 issued to employees on November 30, 2018.
15,000,000 exercisable at A$0.082 expiring November 30, 2028 issued to an employee on November 30, 2018.
360,000 exercisable at A$0.082 expiring November 30, 2028 issued to employees on November 30, 2018.
1,080,000 exercisable at A$0.082 expiring January 2, 2029 issued to employees on January 2, 2019.
4,910,000 exercisable at A$0.082 expiring January 2, 2029 issued to employees on January 2, 2019.
380,000 exercisable at A$0.089 expiring January 2, 2029 issued to employees on January 2, 2019.
6,866,250 exercisable at A$0.30 expiring April 1, 2029 issued to employees on April 1, 2019.
9,644,168 exercisable at A$0.42 expiring June 28, 2029 issued to employees on June 28, 2019.

0.085 Exercise Price [member]
Share Based Payment Plans [Line Items]
Disclosure of assumptions on fair value of options granted explanatory
The following table lists the inputs to the models used for the options granted to employees each year:

Grant date		05/18/2017
Share price at date of grant	A$	0.08
Dividend yield (%)		0%
Expected volatility (%)		90%
Risk-free interest rate (%)		1.5%
Expected life of option		3,650
Fair value at date of grant	A$	0.0754
Option exercise price (A$)	A$	0.085

0.082 Exercise Price [member]
Share Based Payment Plans [Line Items]
Disclosure of assumptions on fair value of options granted explanatory
The following table lists the inputs to the models used for the options granted to employees each year:

	Tranche 1		Tranche 2
Grant date		05/26/2017		05/26/2017
Share price at date of grant	A$	0.086	A$	0.086
Dividend yield (%)		0%		0%
Expected volatility (%)		90%		90%
Risk-free interest rate (%)		1.5%		1.50%
Expected life of option		3,650		3,650
Fair value at date of grant	A$	0.070	A$	0.0754
Option exercise price (A$)	A$	0.082	A$	0.082

0.08 Exercise Price [member]
Share Based Payment Plans [Line Items]
Disclosure of assumptions on fair value of options granted explanatory
The following table lists the inputs to the models used for the options granted to employees each year:

	Tranche 1		Tranche 2
Grant date		06/27/2017		06/27/2017
Share price at date of grant	A$	0.067	A$	0.067
Dividend yield (%)		0%		0%
Expected volatility (%)		90%		90%
Risk-free interest rate (%)		1.50%		1.50%
Expected life of option		3,650		3,650
Fair value at date of grant	A$	0.0621	A$	0.0754
Option exercise price (A$)	A$	0.080	A$	0.080

0.063 Exercise Price [member]
Share Based Payment Plans [Line Items]
Disclosure of assumptions on fair value of options granted explanatory
The following table lists the inputs to the models used for the options granted to employees each year:

Grant date		09/06/2017
Share price at date of grant	A$	0.056
Dividend yield (%)		0%
Expected volatility (%)		90%
Risk-free interest rate (%)		1.5%
Expected life of option		3,650
Fair value at date of grant	A$	0.0523
Option exercise price (A$)	A$	0.063

0.057 Exercise Price [member]
Share Based Payment Plans [Line Items]
Disclosure of assumptions on fair value of options granted explanatory
The following table lists the inputs to the models used for the options granted to employees:

Grant date		04/16/2018
Share price at date of grant	A$	0.055
Dividend yield (%)		0%
Expected volatility (%)		90%
Risk-free interest rate (%)		2.65%
Expected life of option (days)		3,650
Option exercise price (A$)	A$	0.057

Disclosure Of Fair Value At Grant Date By Tranche Wise Explanatory [Table Text Block]
This represents tranches
1-6,
the fair value at date of grant for each tranche is as follows:

Tranche 1	A$	0.0343
Tranche 2	A$	0.0373
Tranche 3	A$	0.0398
Tranche 4	A$	0.0417
Tranche 5	A$	0.0495
Tranche 6	A$	0.0471

0.057 Excercise Price Expires On 18 April 2018 [member]
Share Based Payment Plans [Line Items]
Disclosure of assumptions on fair value of options granted explanatory
The following table lists the inputs to the models used for the options granted to employees:

Grant date		04/18/2018
Share price at date of grant	A$	0.057
Dividend yield (%)		0%
Expected volatility (%)		90%
Risk-free interest rate (%)		2.65%
Expected life of option (days)		3,650
Option exercise price (A$)	A$	0.057

Disclosure Of Fair Value At Grant Date By Tranche Wise Explanatory [Table Text Block]
This represents tranches
1-9,
the fair value at date of grant for each tranche is as follows:

Tranche 1	A$	0.0493
Tranche 4	A$	0.0358
Tranche 5	A$	0.0390
Tranche 6	A$	0.0417
Tranche 7	A$	0.0437
Tranche 8	A$	0.0493
Tranche 9	A$	0.0493

0.056 Exercise Price [member]
Share Based Payment Plans [Line Items]
Disclosure of assumptions on fair value of options granted explanatory
The following table lists the inputs to the models used for the options granted to employee each year:

Grant date		06/12/2018
Share price at date of grant	A$	0.056
Dividend yield (%)		0%
Expected volatility (%)		90%
Risk-free interest rate (%)		2.65%
Expected life of option (days)		3,650
Option exercise price (A$)	A$	0.056

Disclosure Of Fair Value At Grant Date By Tranche Wise Explanatory [Table Text Block]
This represents tranches
1-9,
the fair value at date of grant for each tranche is as follows:

Tranche 1	A$	0.0485
Tranche 2	A$	0.0485
Tranche 3	A$	0.0485
Tranche 4	A$	0.0352
Tranche 5	A$	0.0384
Tranche 6	A$	0.0409
Tranche 7	A$	0.0430
Tranche 8	A$	0.0485
Tranche 9	A$	0.0485

0.057 Excercise Price Expires On 14 June 2018 [member]
Share Based Payment Plans [Line Items]
Disclosure of assumptions on fair value of options granted explanatory
The following table lists the inputs to the models used for the options granted to employees:

Grant date		06/14/2018
Share price at date of grant	A$	0.058
Dividend yield (%)		0%
Expected volatility (%)		90%
Risk-free interest rate (%)		2.65%
Expected life of option (days)		3,650
Option exercise price (A$)	A$	0.057

Disclosure Of Fair Value At Grant Date By Tranche Wise Explanatory [Table Text Block]
This represents tranches
1-9,
the fair value at date of grant for each t
r
anche is as follows:

Tranche 1	A$	0.0502
Tranche 2	A$	0.0502
Tranche 3	A$	0.0502
Tranche 4	A$	0.0365
Tranche 5	A$	0.0399
Tranche 6	A$	0.0425
Tranche 7	A$	0.0446
Tranche 8	A$	0.0502
Tranche 9	A$	0.0502

0.059 Exercise Price [member]
Share Based Payment Plans [Line Items]
Disclosure of assumptions on fair value of options granted explanatory
The following table lists the inputs to the models used for the options granted to employees:

Grant date		06/25/2018
Share price at date of grant	A$	0.059
Dividend yield (%)		0%
Expected volatility (%)		90%
Risk-free interest rate (%)		2.65%
Expected life of option (days)		3,650
Option exercise price (A$)	A$	0.059

Disclosure Of Fair Value At Grant Date By Tranche Wise Explanatory [Table Text Block]
This represents tranches
1-9,
the fair value at date of grant for each tranche is as follows:

Tranche 1	A$	0.0504	Tranche 6	A$	0.0448
Tranche 2	A$	0.0504	Tranche 7	A$	0.0504
Tranche 3	A$	0.0368	Tranche 8	A$	0.0504
Tranche 4	A$	0.0401	Tranche 9	A$	0.0504
Tranche 5	A$	0.0427

0.089 Exercise Price [member]
Share Based Payment Plans [Line Items]
Disclosure of assumptions on fair value of options granted explanatory
The following table lists the inputs to the models used for the options granted to employees each year:

	Tranche 1		Tranche 2		Tranche 3		Tranche 4
Grant date		11/1/2018		11/1/2018		11/1/2018		11/1/2018
Share price at date of grant	A$	0.093	A$	0.093	A$	0.093	A$	0.093
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		90%		90%		90%		90%
Risk-free interest rate (%)		2.65%		2.65%		2.65%		2.65%
Expected life of option (days)		3,650		3,650		3,650		3,650
Fair value at date of grant	A$	0.0587	A$	0.0641	A$	0.683	A$	0.0716
Option exercise price (A$)	A$	0.089	A$	0.089	A$	0.089	A$	0.089

0.082 Exercise Price And Expires On 30 November 2028 Issue 1 [member]
Share Based Payment Plans [Line Items]
Disclosure of assumptions on fair value of options granted explanatory
The following table lists the inputs to the models used for the options granted to employees each year:

	Tranche 1		Tranche 2		Tranche 3		Tranche 4
Grant date		11/30/2018		11/30/2018		11/30/2018		11/30/2018
Share price at date of grant	A$	0.082	A$	0.082	A$	0.082	A$	0.082
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		90%		90%		90%		90%
Risk-free interest rate (%)		2.65%		2.65%		2.65%		2.65%
Expected life of option (days)		3,650		3,650		3,650		3,650
Fair value at date of grant	A$	0.0514	A$	0.0561	A$	0.0599	A$	0.0628
Option exercise price (A$)	A$	0.082	A$	0.082	A$	0.082	A$	0.082

0.082 Exercise Price And Expires On 2 January 2023 [member]
Share Based Payment Plans [Line Items]
Disclosure of assumptions on fair value of options granted explanatory
The following table lists the inputs to models used for the options granted to employees each year:
.

	Tranche 1		Tranche 2		Tranche 3		Tranche 4
Grant date		01/02/2019		01/02/2019		01/02/2019		01/02/2019
Share price at date of grant	A$	0.082	A$	0.082	A$	0.082	A$	0.082
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		90%		90%		90%		90%
Risk-free interest rate (%)		2.65%		2.65%		2.65%		2.65%
Expected life of option (days)		3,650		3,650		3,650		3,650
Fair value at date of grant	A$	0.045	A$	0.0488	A$	0.0519	A$	0.0543
Option exercise price (A$)	A$	0.082	A$	0.082	A$	0.082	A$	0.082

0.082 Exercise Price And Expires On 2 January 2023 Issue 1 [member]
Share Based Payment Plans [Line Items]
Disclosure of assumptions on fair value of options granted explanatory
The following table lists the inputs to the models used for the options granted to employees each year:

	Tranche 1		Tranche 2		Tranche 3		Tranche 4
Grant date		01/02/2019		01/02/2019		01/02/2019		01/02/2019
Share price at date of grant	A$	0.082	A$	0.082	A$	0.082	A$	0.082
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		90%		90%		90%		90%
Risk-free interest rate (%)		2.65%		2.65%		2.65%		2.65%
Expected life of option (days)		3,650		3,650		3,650		3,650
Fair value at date of grant	A$	0.0462	A$	0.0497	A$	0.0526	A$	0.0551
Option exercise price (A$)	A$	0.082	A$	0.082	A$	0.082	A$	0.082

0.082 Exercise Price And Expires On 2 January 2029 [member]
Share Based Payment Plans [Line Items]
Disclosure of assumptions on fair value of options granted explanatory
The following table lists the inputs to the models used for the options granted to employees each year:

	Tranche 1		Tranche 2		Tranche 3		Tranche 4
Grant date		01/02/2019		01/02/2019		01/02/2019		01/02/2019
Share price at date of grant	A$	0.082	A$	0.082	A$	0.082	A$	0.082
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		90%		90%		90%		90%
Risk-free interest rate (%)		2.65%		2.65%		2.65%		2.65%
Expected life of option (days)		3,650		3,650		3,650		3,650
Fair value at date of grant	A$	0.0455	A$	0.0488	A$	0.0519	A$	0.0543
Option exercise price (A$)	A$	0.082	A$	0.082	A$	0.082	A$	0.082

0.300 Excercise Price [member]
Share Based Payment Plans [Line Items]
Disclosure of assumptions on fair value of options granted explanatory
The following table lists the inputs to the models used for the options granted to employees each year:

Grant date		04/01/2019
Share price at date of grant	A$	0.300
Dividend yield (%)		0%
Expected volatility (%)		90%
Risk-free interest rate (%)		2.65%
Expected life of option (days)		3,650
Option exercise price (A$)	A$	0.300

Disclosure Of Fair Value At Grant Date By Tranche Wise Explanatory [Table Text Block]
This represents tranches
1-20,
the fair value at date of grant for each tranche is as follows:

Tranche 1	A$	0.1706	Tranche 8	A$	0.2026	Tranche 15	A$	0.1688
Tranche 2	A$	0.1834	Tranche 9	A$	0.1936	Tranche 16	A$	0.1812
Tranche 3	A$	0.1945	Tranche 10	A$	0.2030	Tranche 17	A$	0.1926
Tranche 4	A$	0.2037	Tranche 11	A$	0.1677	Tranche 18	A$	0.2022
Tranche 5	A$	0.1694	Tranche 12	A$	0.1806	Tranche 19	A$	0.2033
Tranche 6	A$	0.1823	Tranche 13	A$	0.1922	Tranche 20	A$	0.1682
Tranche 7	A$	0.1931	Tranche 14	A$	0.2014

0.082 Exercise Price And Expires On 30 November 2028 Issue 2 [member]
Share Based Payment Plans [Line Items]
Disclosure of assumptions on fair value of options granted explanatory
The following table lists the inputs to the models used for the options granted to employees each year:

	Tranche 1		Tranche 2		Tranche 3		Tranche 4
Grant date		11/30/2018		11/30/2018		11/30/2018		11/30/2018
Share price at date of grant	A$	0.082	A$	0.082	A$	0.082	A$	0.082
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		90%		90%		90%		90%
Risk-free interest rate (%)		2.65%		2.65%		2.65%		2.65%
Expected life of option (days)		3,650		3,650		3,650		3,650
Fair value at date of grant	A$	0.0514	A$	0.0561	A$	0.0599	A$	0.0628
Option exercise price (A$)	A$	0.082	A$	0.082	A$	0.082	A$	0.082

0.42 Excercise Price [member]
Share Based Payment Plans [Line Items]
Disclosure of assumptions on fair value of options granted explanatory
The following table lists the inputs to the models used for the options granted to employees each year:

	Tranche 1		Tranche 2		Tranche 3		Tranche 4
Grant date		06/28/2019		06/28/2019		06/28/2019		06/28/2019
Share price at date of grant	A$	0.42	A$	0.42	A$	0.42	A$	0.42
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		90%		90%		90%		90%
Risk-free interest rate (%)		2.65%		2.65%		2.65%		2.65%
Expected life of option (days)		3,650		3,650		3,650		3,650
Option exercise price (A$)	A$	0.42	A$	0.42	A$	0.42	A$	0.42

Disclosure Of Fair Value At Grant Date By Tranche Wise Explanatory [Table Text Block]
This represents tranches
1-21,
the fair value at date of grant for each tranche is as follows:

Tranche 1	A$	0.2389	Tranche 8	A$	0.2868	Tranche 15	A$	0.2751
Tranche 2	A$	0.2567	Tranche 9	A$	0.2413	Tranche 16	A$	0.2421
Tranche 3	A$	0.2732	Tranche 10	A$	0.2591	Tranche 17	A$	0.2757
Tranche 4	A$	0.2862	Tranche 11	A$	0.2745	Tranche 18	A$	0.2430
Tranche 5	A$	0.2397	Tranche 12	A$	0.2878	Tranche 19	A$	0.2606
Tranche 6	A$	0.2575	Tranche 13	A$	0.2884	Tranche 20	A$	0.2764
Tranche 7	A$	0.2738	Tranche 14	A$	0.2598	Tranche 21	A$	0.2889

0.082 Exercise Price And Expires On 30 November 2028 Issue 3 [member]
Share Based Payment Plans [Line Items]
Disclosure of assumptions on fair value of options granted explanatory

	Tranche 1		Tranche 2		Tranche 3		Tranche 4
Grant date		11/30/2018		11/30/2018		11/30/2018		11/30/2018
Share price at date of grant	A$	0.082	A$	0.082	A$	0.082	A$	0.082
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		90%		90%		90%		90%
Risk-free interest rate (%)		2.59%		2.59%		2.59%		2.59%
Expected life of option (days)		3,650		3,650		3,650		3,650
Fair value at date of grant	A$	0.049	A$	0.054	A$	0.048	A$	0.052
Option exercise price (A$)	A$	0.082	A$	0.082	A$	0.082	A$	0.082

	Tranche 5		Tranche 6		Tranche 7
Grant date		11/30/2018		11/30/2018		11/30/2018
Share price at date of grant	A$	0.082	A$	0.082	A$	0.082
Dividend yield (%)		0%		0%		0%
Expected volatility (%)		90%		90%		90%
Risk-free interest rate (%)		2.59%		2.59%		2.59%
Expected life of option (days)		3,650		3,650		3,650
Fair value at date of grant	A$	0.058	A$	0.071	A$	0.048
Option exercise price (A$)	A$	0.082	A$	0.082	A$	0.082

Long Term Incentive rights [member]
Share Based Payment Plans [Line Items]
Disclosure of assumptions on fair value of options granted explanatory

	Tranche 1		Tranche 2		Tranche 3		Tranche 4
Grant date		11/30/2017		11/30/2017		11/30/2017		11/30/2017
Share price at date of grant	A$	0.061	A$	0.061	A$	0.061	A$	0.061
Exercise price	A$	nil	A$	nil	A$	nil	A$	nil
Vesting hurdle		n/a		n/a		n/a	A$	0.122
Expiry period		11/30/2027		11/30/2027		11/30/2027		11/30/2027
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		70%		70%		70%		70%
Risk-free interest rate (%)		2.47%		2.47%		2.47%		2.47%

	Tranche 5		Tranche 6		Tranche 7		Tranche 8
Grant date		11/30/2017		11/30/2017		11/30/2017		11/30/2017
Share price at date of grant	A$	0.061	A$	0.061	A$	0.061	A$	0.061
Exercise price	A$	nil	A$	nil	A$	nil	A$	nil
Vesting hurdle	A$	0.183	A$	0.244		n/a		n/a
Expiry period		11/30/2027		11/30/2027		11/30/2027		11/30/2027
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		70%		70%		70%		70%
Risk-free interest rate (%)		2.47%		2.47%		2.47%		2.47%